Term Note - Schedule of Future Minimum and Estimated Payments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Debt Disclosure [Abstract]
2019	$ 2,243
2020	7,079
2021	7,816
Total future payments	17,138
Less amounts representing interest	(1,125)
Less final payment	(1,013)
Total principal amount of term note payments	$ 15,000